MD&A - Capital management	12 Months Ended
Dec. 31, 2023
MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory
An adequate level of

common equity tier 1

(CET1) capital and total

loss-absorbing capacity (TLAC)

meeting both
internal assessment and regulatory requirements

is a prerequisite for conducting our

business activities.

Reconciliation of equity under IFRS Accounting Standards to Swiss SRB common equity tier 1 capital
USD m 31.12.23 31.12.22
Total equity under IFRS Accounting Standards 55,569 56,940
Equity attributable to non-controlling interests (335) (342)
Defined benefit plans, net of tax (336) (311)
Deferred tax assets recognized for tax loss carry-forwards (3,004) (4,077)
Deferred tax assets for unused tax credits (97)
Deferred tax assets on temporary differences, excess over threshold (1,233) (262)
Goodwill, net of tax
1
(5,750) (5,754)
Intangible assets, net of tax (146) (150)
Expected losses on advanced internal ratings-based portfolio less provisions (532) (471)
Unrealized (gains) / losses from cash flow hedges, net of tax 2,961 4,234
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax
313 (523)
Own credit related to (gains) / losses on derivative financial instruments that existed at the balance sheet date
(63) (105)
Prudential valuation adjustments (177) (201)
Accruals for dividends to shareholders (3,000) (6,000)
Other (39) (51)
Total common equity tier 1 capital 44,130 42,929
1 Includes goodwill related to significant investments in financial institutions of USD 20 m as of 31 December 2023 (31 December 2022: USD 20 m) presented on the balance sheet line Investments in associates.
CET1 capital mainly consists of: share capital; share premium, which primarily consists of additional paid-in capital related to

shares issued;

and retained

earnings.

A detailed

reconciliation

of equity

under IFRS

Accounting

Standards to

CET1
capital is provided

in the

“Reconciliation of equity under IFRS

Accounting Standards to Swiss

SRB common equity

tier 1
capital” table.

CET1

capital

increased

by

USD
1.2
bn

to

USD
44.1
bn

as

of

31 December

2023,

mainly

as

a

result

of

operating

profit
before tax of USD 4.5 bn, with associated current tax expenses of USD 1.4 bn, positive foreign currency translation effects of USD 0.9
bn and a

net increase

of USD
0.2
bn in eligible

deferred tax

assets on temporary

differences, partly

offset by
dividend accruals of USD 3.0 bn.
Loss-absorbing AT1 capital

issued by the Group

and on-lent to

UBS AG increased

by USD
0.7 bn to USD 12.5 bn, mainly
driven by two

issuances of

AT1 capital instruments

denominated in

US dollars

of USD
3.5
bn and positive

impacts from
interest risk hedge, foreign currency translation and other effects. These increases were partly offset by a USD 2.5 bn AT1 capital instrument that ceased to be eligible

as going concern capital when UBS Group AG

issued a notice of redemption
of the instrument. In addition, high-trigger loss-absorbing AT1 capital instruments of USD
1.1 bn equivalent previously on
lent from the Group to UBS AG were transferred to Credit

Suisse AG.
Total

gone concern loss-absorbing capacity

increased

by USD
7.5
bn to

USD
54.5
bn as of

31 December 2023 and
included USD 53.9
bn of TLAC-eligible

unsecured debt issued

by the Group and

on-lent to UBS

AG.